Fair Value Liabilities - Assumptions Used to Calculate Fair Value (Parenthetical) (Detail)									1 Months Ended	3 Months Ended		12 Months Ended
		Nov. 03, 2016	Jul. 11, 2016	Jun. 01, 2016		Apr. 07, 2016	[1]	Apr. 07, 2016	Jul. 02, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Percentage of common stock outstanding													19.90%
2015 Notes Conversion Feature
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrant life		5 months 23 days											1 year 3 months 29 days
Dividend yield	[1]	0.00%										0.00%	0.00%
Expected probability of Shareholder approval	[2]												85.00%
Risk free interest rate description												The risk-free interest rate was determined by management using the average of the 6 month and 1-year Treasury Bill as of the respective measurement date.
Series F Convertible Preferred Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Dividend yield										0.00%		0.00%
Number of consecutive trading days to identify lowest daily weighted average price												20 days
Lowest daily weighted average price, percentage												85.00%
2016 Notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrant life										1 year
Dividend yield										0.00%		0.00%
Series D Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrant life												4 years 6 months	5 years 6 months
Dividend yield												0.00%	0.00%	[1]
Percentage of common stock outstanding												16.63%
Debt Instrument, convertible, terms of conversion feature													The exercise price of the Series D Warrants calculated by 120% of the arithmetic average of five weighted average price of the common stock on the five consecutive trading days prior to issuance date on December30, 2015.
Series D Warrant | 2015 Notes Conversion Feature
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrant life										5 years
Dividend yield										0.00%
Series E Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrant life								5 years 10 months 20 days
Dividend yield						0.00%						0.00%
Series G Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrant life			4 years 10 months 20 days	5 years								4 years 4 months 28 days
Dividend yield			0.00%	0.00%	[3]
Series H Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrant life												5 years
Series H Warrant | 2016 Notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Dividend yield									0.00%
US Treasury Bill Securities | 2015 Notes Conversion Feature
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrant life													1 year 6 months
Risk free interest rate description		The risk-free interest rate was determined by management using the average of the 6 month and 1-year Treasury Bill as of the respective measurement date.
US Treasury Bill Securities | Series F Convertible Preferred Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrant life									2 years			2 years
US Treasury Bill Securities | 2016 Notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Risk free interest rate description											The risk-free interest rate was determined by management using the average of the 1 and 2 year Treasury Bill as of the respective measurement date.	The risk-free interest rate was determined by management using the average of the 1-year and 2-year Treasury Bill as of the respective measurement date.
US Treasury Bill Securities | Series D Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrant life												5 years	5 years
US Treasury Bill Securities | Series E Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Risk free interest rate description												The risk-free interest rate was determined by management using an average of the 5-year and 7-year Treasury Bill as of the respective measurement date.
US Treasury Bill Securities | Series G Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrant life			5 years									5 years
Risk free interest rate description												The risk-free interest rate was determined by management using an average of the 5-year and 7-year Treasury Bill as of the respective measurement date.
US Treasury Bill Securities | Series H Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrant life									5 years

[1]	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
[2]	Management has estimated a probability of 85% that shareholder approval will be obtained for the removal of the 19.9% conversion cap. This is based on past shareholder voting history and discussions with current shareholders and consultants.
[3]	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.